Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	$ 7,430	$ 2,736
Investments at FVTPL	11,158	15,669
Financial assets measured at fair value	18,588	18,405
Non-hedge derivatives	12,451	15,312
Gold prepayment liability	140,008	137,031
Agreements with communities	33,947	41,912
Wheaton refund liability	5,424	0
Senior unsecured notes	1,239,018	1,277,124
Financial liabilities measured at fair value	1,430,848	1,471,379
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	11,158	15,669
Financial assets measured at fair value	11,158	15,669
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	0	0
Wheaton refund liability	0
Senior unsecured notes	1,239,018	1,277,124
Financial liabilities measured at fair value	1,239,018	1,277,124
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	7,430	2,736
Investments at FVTPL	0	0
Financial assets measured at fair value	7,430	2,736
Non-hedge derivatives	12,451	15,312
Gold prepayment liability	140,008	137,031
Agreements with communities	0	0
Wheaton refund liability	0
Senior unsecured notes	0	0
Financial liabilities measured at fair value	152,459	152,343
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Financial assets measured at fair value	0	0
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	33,947	41,912
Wheaton refund liability	5,424
Senior unsecured notes	0	0
Financial liabilities measured at fair value	$ 39,371	$ 41,912